Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP-43-1301883-009 [ARSP]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	$ 43,121,795
Contributions:
Contribution, Total	1,679,056
Net Increase After Transfers	2,623,247
Net Assets Available for Benefits, December 31, 2025	45,745,042
EBP-43-1301883-011 [PRRSP]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Assets Available for Benefits, December 31, 2024	99,901
Contributions:
Contribution, Total	819
Net Increase After Transfers	9,857
Net Assets Available for Benefits, December 31, 2025	$ 109,758